Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information regarding “compensation actually paid” to the Company’s CEO and other NEOs, along with the cumulative TSR of the Company and the S&P MidCap 400 Food, Beverage & Tobacco Index, the Company’s net income, and the Company’s Adjusted EBITDA, which is considered the most important financial measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered fiscal year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(5)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)(5)	Company Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (in millions)	Adjusted EBITDA(4) (in millions)
Fiscal 2025	$11,661,062	$22,419,019	$3,591,732	$6,267,110	$313.74	$138.91	$340.2	$1,766.9
Fiscal 2024	$10,363,049	$12,212,482	$3,325,622	$3,851,723	$237.12	$143.00	$435.9	$1,506.1
Fiscal 2023	$9,487,543	$16,029,890	$2,676,478	$3,979,424	$216.07	$141.90	$397.2	$1,363.4
Fiscal 2022	$8,660,511	$8,228,369	$3,245,862	$3,196,126	$169.80	$127.29	$112.5	$1,019.8
Fiscal 2021	$8,228,550	$14,307,114	$2,564,703	$3,763,424	$172.13	$149.38	$40.7	$625.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The amounts in these columns reflect the Summary Compensation Table and Compensation Actually Paid totals, respectively, for Mr. Holm for fiscal years 2021–2025. Mr. Holm was our principal executive officer for fiscal 2021-2025. See footnote 5 below for additional information on the calculation of “compensation actually paid.”
(2)
The amounts in these columns reflect the average Summary Compensation Table and average Compensation Actual Paid totals, respectively, for our non-CEO NEOs. For fiscal 2025, our non-CEO NEOs were Messrs. Hatcher, Hoskins, McPherson, and King. For fiscal 2024, our non-CEO NEOs were Messrs. Hatcher, Hagerty, Hoskins and McPherson. For fiscal 2023, our non-CEO NEOs were Messrs. Hatcher, Hope, Hagerty, Hoskins and McPherson. For fiscal 2022 and 2021, our non-CEO NEOs were Messrs. Hope, Hagerty, Hoskins and King. See footnote 5 below for additional information on the calculation of “compensation actually paid.”

Peer Group Issuers, Footnote
(3)
The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of fiscal 2021 through the end of fiscal 2025 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P MidCap 400 Food, Beverage & Tobacco Industry Group Index.

PEO Total Compensation Amount	$ 11,661,062	$ 10,363,049	$ 9,487,543	$ 8,660,511	$ 8,228,550
PEO Actually Paid Compensation Amount	$ 22,419,019	12,212,482	16,029,890	8,228,369	14,307,114
Adjustment To PEO Compensation, Footnote
(5)
SEC rules require certain adjustments be made to the Summary Compensation Table amounts to calculate the “compensation actually paid” amounts. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Stock Awards(a)	Add Equity Award Adjustment(b)	Compensation Actually Paid

Fiscal 2025	CEO	$11,661,062	$8,000,107	$18,758,064	$22,419,019
	Other NEOs	$3,591,732	$1,900,073	$4,575,451	$6,267,110
Fiscal 2024	CEO	$10,363,049	$7,000,153	$8,849,586	$12,212,482
	Other NEOs	$3,325,622	$1,787,568	$2,313,669	$3,851,723
Fiscal 2023	CEO	$9,487,543	$6,000,052	$12,542,399	$16,029,890
	Other NEOs	$2,676,478	$1,390,058	$2,693,004	$3,979,424
Fiscal 2022	CEO	$8,660,511	$5,000,035	$4,567,893	$8,228,369
	Other NEOs	$3,245,862	$1,800,088	$1,750,352	$3,196,126
Fiscal 2021	CEO	$8,228,550	$5,350,123	$11,428,687	$14,307,114
	Other NEOs	$2,564,703	$1,237,613	$2,436,334	$3,763,424

The following table details these adjustments.

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date From Prior Year End of Prior Awards That Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Equity Award Adjustment ($)
Fiscal 2025	CEO	10,920,488	6,838,285	—	999,291	—	18,758,064
	Other NEOs	2,603,002	1,757,434	—	215,015	—	4,575,451
Fiscal 2024	CEO	6,692,674	1,939,171	—	217,741	—	8,849,586
	Other NEOs	1,727,913	474,155	—	111,601	—	2,313,669
Fiscal 2023	CEO	7,211,752	4,890,740	—	746,381	(306,474)	12,542,399
	Other NEOs	1,682,870	920,813	—	177,154	(87,833)	2,693,004
Fiscal 2022	CEO	5,225,446	(258,337)	—	(177,714)	(221,502)	4,567,893
	Other NEOs	1,881,048	(53,935)	—	(39,573)	(37,188)	1,750,352
Fiscal 2021	CEO	7,720,265	2,682,515	—	1,102,538	(76,631)	11,428,687
	Other NEOs	1,786,194	477,960	—	184,548	(12,368)	2,436,334

Non-PEO NEO Average Total Compensation Amount	$ 3,591,732	3,325,622	2,676,478	3,245,862	2,564,703
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,267,110	3,851,723	3,979,424	3,196,126	3,763,424
Adjustment to Non-PEO NEO Compensation Footnote
(5)
SEC rules require certain adjustments be made to the Summary Compensation Table amounts to calculate the “compensation actually paid” amounts. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Stock Awards(a)	Add Equity Award Adjustment(b)	Compensation Actually Paid

Fiscal 2025	CEO	$11,661,062	$8,000,107	$18,758,064	$22,419,019
	Other NEOs	$3,591,732	$1,900,073	$4,575,451	$6,267,110
Fiscal 2024	CEO	$10,363,049	$7,000,153	$8,849,586	$12,212,482
	Other NEOs	$3,325,622	$1,787,568	$2,313,669	$3,851,723
Fiscal 2023	CEO	$9,487,543	$6,000,052	$12,542,399	$16,029,890
	Other NEOs	$2,676,478	$1,390,058	$2,693,004	$3,979,424
Fiscal 2022	CEO	$8,660,511	$5,000,035	$4,567,893	$8,228,369
	Other NEOs	$3,245,862	$1,800,088	$1,750,352	$3,196,126
Fiscal 2021	CEO	$8,228,550	$5,350,123	$11,428,687	$14,307,114
	Other NEOs	$2,564,703	$1,237,613	$2,436,334	$3,763,424

The following table details these adjustments.

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date From Prior Year End of Prior Awards That Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Equity Award Adjustment ($)
Fiscal 2025	CEO	10,920,488	6,838,285	—	999,291	—	18,758,064
	Other NEOs	2,603,002	1,757,434	—	215,015	—	4,575,451
Fiscal 2024	CEO	6,692,674	1,939,171	—	217,741	—	8,849,586
	Other NEOs	1,727,913	474,155	—	111,601	—	2,313,669
Fiscal 2023	CEO	7,211,752	4,890,740	—	746,381	(306,474)	12,542,399
	Other NEOs	1,682,870	920,813	—	177,154	(87,833)	2,693,004
Fiscal 2022	CEO	5,225,446	(258,337)	—	(177,714)	(221,502)	4,567,893
	Other NEOs	1,881,048	(53,935)	—	(39,573)	(37,188)	1,750,352
Fiscal 2021	CEO	7,720,265	2,682,515	—	1,102,538	(76,631)	11,428,687
	Other NEOs	1,786,194	477,960	—	184,548	(12,368)	2,436,334

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 313.74	237.12	216.07	169.8	172.13
Peer Group Total Shareholder Return Amount	138.91	143	141.9	127.29	149.38
Net Income (Loss)	$ 340,200,000	$ 435,900,000	$ 397,200,000	$ 112,500,000	$ 40,700,000
Company Selected Measure Amount	1,766,900,000	1,506,100,000	1,363,400,000	1,019,800,000	625,300,000
PEO Name	Mr. Holm	Mr. Holm	Mr. Holm	Mr. Holm	Mr. Holm
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP financial measure. Please see Appendix A at the end of this Proxy Statement for the definitions of non-GAAP financial measures and reconciliations of such non-GAAP financial measures to their respective most directly comparable financial measures calculated in accordance with GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,000,107)	$ (7,000,153)	$ (6,000,052)	$ (5,000,035)	$ (5,350,123)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,758,064	8,849,586	12,542,399	4,567,893	11,428,687
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,920,488	6,692,674	7,211,752	5,225,446	7,720,265
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,838,285	1,939,171	4,890,740	(258,337)	2,682,515
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	999,291	217,741	746,381	(177,714)	1,102,538
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(306,474)	(221,502)	(76,631)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,900,073)	(1,787,568)	(1,390,058)	(1,800,088)	(1,237,613)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,575,451	2,313,669	2,693,004	1,750,352	2,436,334
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,603,002	1,727,913	1,682,870	1,881,048	1,786,194
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,757,434	474,155	920,813	(53,935)	477,960
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,015	111,601	177,154	(39,573)	184,548
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (87,833)	$ (37,188)	$ (12,368)